Convertible Preferred Stock and Common Stock (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2020
Convertible Preferred Stock And Common Stock [Abstract]
Schedule of convertible preferred stock
	December 31, 2019
	Number of Shares		Aggregate Balance	Aggregate Liquidation Preference
Series	Authorized	Issued and Outstanding
Series A Senior	7,260,666	6,939,098	$4,032	$4,100
Series B Senior	5,805,056	5,805,057	9,949	10,000
Series C Senior	9,304,900	9,224,670	39,613	39,840
Series D Senior	19,371,524	18,915,820	93,727	96,023
Series E Senior	23,850,034	14,787,031	90,468	93,001
Series E-1 Senior (non-voting)	11,412,474	11,412,474	57,933	57,933
Junior Preferred	1,692,464	1,692,464	1,479	1,500
	78,697,118	68,776,614	$297,201	$302,397
Common stock:
Shares	97,485,929	8,865,933
Less shares subject to restriction	—	(423)
Total	97,485,929	8,865,510
	December 31, 2020
	Number of Shares		Aggregate Balance	Aggregate Liquidation Preference
Series	Authorized	Issued and Outstanding
Series A Senior	7,260,666	6,939,098	$4,032	$4,100
Series B Senior	5,805,056	5,805,057	$9,949	$10,000
Series C Senior	9,304,900	9,224,670	$39,613	$39,840
Series D Senior	30,449,674	25,209,401	$125,675	$127,971
Series E Senior	23,850,034	14,787,031	$90,468	$93,001
Series E-1 Senior (non-voting)	11,412,474	5,118,893	$25,985	$25,985
Junior Preferred	1,692,464	1,692,464	$1,479	$1,500
	89,775,268	68,776,614	$297,201	$302,397
Common stock	111,702,628	8,992,463

Schedule of warrants were issued and outstanding
Shares Subject to Warrants	Issue Date	Underlying Security	Reason for Grant	Warrants Outstanding	Exercise Price per Share	Expiration
Series A Preferred	September 7, 2012	Series A Preferred	Financing	321,568	$0.5909	5 years post IPO
Common	July 30, 2015	Common Stock	Services	77,176	$0.8567	July 30, 2020
Series C Preferred	December 14, 2015	Series C Preferred	Financing	80,229	$4.3189	December 14, 2025
Series D Preferred	July 16, 2018	Series D Preferred	Financing	114,241	$5.0763	June 30, 2025
Series D Preferred	December 12, 2018	Series D Preferred	Financing	7,139	$5.0763	December 12, 2025
Series E Preferred	December 5, 2019	Series E Preferred	Financing	346,762	$6.2894	December 31, 2029
Shares Subject to Warrants	Issue Date	Underlying Security	Reason for Grant	Warrants Outstanding	Exercise Price per Share	Expiration
Series A Preferred	September 7, 2012	Series A Preferred	Financing	321,568	$0.5909	5 years post IPO
Series C Preferred	December 14, 2015	Series C Preferred	Financing	80,229	$4.3189	December 14, 2025
Series D Preferred	July 16, 2018	Series D Preferred	Financing	114,241	$5.0763	June 30, 2025
Series D Preferred	December 12, 2018	Series D Preferred	Financing	7,139	$5.0763	December 12, 2025
Series E Preferred	December 5, 2019	Series E Preferred	Financing	346,762	$6.2894	December 31, 2029
Series E Preferred	July 29, 2020	Series E Preferred	Financing	8,669,076	$6.2894	July 29, 2030
Series E Preferred	November 16, 2020	Series E Preferred	Other	35,541	$8.6560	November 18, 2025